AB All China Equity Portfolio

Portfolio of Investments

August 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.6%
Financials – 23.0%
Banks – 7.2%
Bank of Shanghai Co., Ltd. - Class A	618,000	$828,004
China CITIC Bank Corp., Ltd. - Class H	1,131,000	1,011,301
China Merchants Bank Co., Ltd. - Class H	196,800	1,223,246
Chongqing Rural Commercial Bank Co., Ltd. - Class H	1,014,000	750,117

		3,812,668

Capital Markets – 6.4%
GF Securities Co., Ltd. - Class A	392,400	1,205,565
Huatai Securities Co., Ltd. - Class A	312,700	952,212
JF SmartInvest Holdings Ltd. - Class H	126,000	1,242,388

		3,400,165

Consumer Finance – 1.0%
Yixin Group Ltd. - Class H(a)	1,318,000	540,787

Financial Services – 0.9%
CSSC Hong Kong Shipping Co., Ltd. - Class H(a)	1,954,000	499,983

Insurance – 7.5%
New China Life Insurance Co., Ltd. - Class H	77,300	480,955
People’s Insurance Co. Group of China Ltd. (The) - Class H	1,050,000	944,172
PICC Property & Casualty Co., Ltd. - Class H	1,058,000	2,556,943

		3,982,070

		12,235,673

Communication Services – 19.6%
Entertainment – 7.6%
Kingnet Network Co., Ltd. - Class A	515,800	1,685,020
NetEase, Inc. - Class H	85,200	2,336,253

		4,021,273

Interactive Media & Services – 10.1%
Tencent Holdings Ltd. - Class H	69,650	5,394,010

Media – 0.8%
China South Publishing & Media Group Co., Ltd. - Class A	233,200	430,929

Wireless Telecommunication Services – 1.1%
Tencent Music Entertainment Group (ADR)	23,870	585,292

		10,431,504

Consumer Discretionary – 12.4%
Broadline Retail – 6.9%
Alibaba Group Holding Ltd. - Class H	221,660	3,670,173

Household Durables – 1.7%
Hisense Visual Technology Co., Ltd. - Class A	115,590	358,834
TCL Electronics Holdings Ltd. - Class H(b)	386,000	534,649

		893,483

Specialty Retail – 2.3%
HLA Group Corp., Ltd. - Class A(b)	454,300	444,725
Pop Mart International Group Ltd. - Class H(a)	18,800	781,467

		1,226,192

Textiles, Apparel & Luxury Goods – 1.5%
Zhejiang Semir Garment Co., Ltd. - Class A	703,900	540,645
Zhejiang Weixing Industrial Development Co., Ltd. - Class A	187,900	286,864

		827,509

		6,617,357

Information Technology – 11.7%
Communications Equipment – 3.9%
Xiaomi Corp. - Class H(b)	304,000	2,074,755

Company	Shares	U.S. $ Value

Electronic Equipment, Instruments & Components – 5.0%
BOE Technology Group Co., Ltd. - Class A	1,025,100	$608,991
Victory Giant Technology Huizhou Co., Ltd. - Class A	54,900	2,045,613

		2,654,604

IT Services – 1.5%
Beijing Ultrapower Software Co., Ltd. - Class A	421,600	816,714

Semiconductors & Semiconductor Equipment – 1.3%
Yangzhou Yangjie Electronic Technology Co., Ltd. - Class A	68,800	657,929

		6,204,002

Health Care – 10.6%
Health Care Providers & Services – 0.9%
Jointown Pharmaceutical Group Co., Ltd. - Class A	681,100	489,686

Life Sciences Tools & Services – 3.7%
WuXi AppTec Co., Ltd. - Class A	101,200	1,465,869
WuXi XDC Cayman, Inc. - Class H(b)	66,500	484,896

		1,950,765

Pharmaceuticals – 6.0%
CSPC Pharmaceutical Group Ltd. - Class H	488,000	634,372
Jiangsu Hengrui Pharmaceuticals Co., Ltd. - Class A	59,400	552,064
Jiangsu Hengrui Pharmaceuticals Co., Ltd. - Class H(b)	2,760	27,152
Sino Biopharmaceutical Ltd. - Class H	1,063,000	1,115,051
Yunnan Baiyao Group Co., Ltd. - Class A	108,500	877,505

		3,206,144

		5,646,595

Materials – 9.1%
Chemicals – 3.2%
Fufeng Group Ltd. - Class H	810,000	969,060
Meihua Holdings Group Co., Ltd. - Class A(b)	468,700	728,181

		1,697,241

Metals & Mining – 5.9%
Jiangxi Copper Co., Ltd. - Class H	196,000	577,142
Tianshan Aluminum Group Co., Ltd. - Class A	800,200	1,133,631
Western Mining Co., Ltd. - Class A	209,400	549,122
Yunnan Aluminium Co., Ltd. - Class A	336,100	914,336

		3,174,231

		4,871,472

Industrials – 8.5%
Electrical Equipment – 3.9%
Contemporary Amperex Technology Co., Ltd. - Class A	6,900	296,469
Zhejiang Huayou Cobalt Co., Ltd. - Class A	263,800	1,780,229

		2,076,698

Machinery – 3.6%
Lonking Holdings Ltd. - Class H	2,952,000	1,026,339
Weichai Power Co., Ltd. - Class A	422,700	898,924

		1,925,263

Trading Companies & Distributors – 1.0%
Xiamen C & D, Inc. - Class A	309,200	505,757

		4,507,718

Consumer Staples – 2.7%
Beverages – 0.9%
Kweichow Moutai Co., Ltd. - Class A	2,200	457,644

Company	Shares		U.S. $ Value

Food Products – 1.8%
Guangdong Haid Group Co., Ltd. - Class A		65,200	$563,128
Uni-President China Holdings Ltd. - Class H		344,000	410,912

			974,040

			1,431,684

Total Common Stocks (cost $36,805,474)			51,946,005

SHORT-TERM INVESTMENTS – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.14%(c)(d)(e) (cost $442,032)		442,032	442,032

	Principal Amount (000)

Time Deposits – 0.0%
HSBC, Hong Kong 2.02%, 09/01/2025 (cost $6,614)	HKD	52	6,614

Total Short-Term Investments (cost $448,646)			448,646

Total Investments – 98.4% (cost $37,254,120)(f)			52,394,651
Other assets less liabilities – 1.6%			839,911

Net Assets – 100.0%			$53,234,562

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2025, the aggregate market value of these securities amounted to $1,822,237 or 3.42% of net assets.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day yield as of period end.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	Affiliated investments.
(f)

As of August 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $15,486,320 and gross unrealized depreciation of investments was $(345,789), resulting in net unrealized appreciation of $15,140,531.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

HKD - Hong Kong Dollar

Glossary:

ADR - American Depositary Receipt

AB All China Equity Portfolio

August 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2025:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Financials	$-0-	$12,235,673		$-0-	$12,235,673
Communication Services	585,292	9,846,212		-0-	10,431,504
Consumer Discretionary	-0-	6,617,357		-0-	6,617,357
Information Technology	-0-	6,204,002		-0-	6,204,002
Health Care	-0-	5,646,595		-0-	5,646,595
Materials	-0-	4,871,472		-0-	4,871,472
Industrials	-0-	4,507,718		-0-	4,507,718
Consumer Staples	-0-	1,431,684		-0-	1,431,684
Short-Term Investments:
Investment Companies	442,032	-0-		-0-	442,032
Time Deposits	6,614	-0-		-0-	6,614

Total Investments in Securities	1,033,938	51,360,713	+	-0-	52,394,651
Other Financial Instruments*	-0-	-0-		-0-	-0-

Total	$1,033,938	$51,360,713		$-0-	$52,394,651

+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2025 is as follows:

Fund	Market Value 11/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$446	$14,807	$14,811	$442	$17
AB Government Money Market Portfolio*	-0-	5,826	5,826	-0-	3
Total				$442	$20

*	Investments of cash collateral for securities lending transactions.